Commitments Under Research and Collaboration Agreements (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2022	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments						$ 11,100		$ 11,100
Clinical development milestones.						14,000		14,000
Regulatory events						80,000		80,000
Commercial sales						150,000		150,000
Milestone payments commercial milestones						12,000		12,000
Extension royalties		$ 225						225
Accrued extension royalties			$ 200			200		200	$ 200
Development milestones						32,500		32,500
Annual sales milestone payments						$ 50,000		$ 50,000
Net profits from licensed product sales						50.00%		50.00%
Payment of development milestones				$ 3,300
Accrued amount						$ 3,300		$ 3,300
Patent costs reimbursements								0	49
Accrued liabilities			325			325		$ 325	379
Net sales of licensed products milestone payment								$3,995
Other income						200	$ 3,556	$ 3,556
Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments						70,000		70,000
Royalties amount			6		$ 6	12	12	25	25
MedImmune License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments						244,000		244,000
NCI License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments						3,995
Royalties amount						25
MSK License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payment upon achieving						10,500		10,500
Milestone payment on net sales						30,000		30,000
Accrued royalties			790			790		790
VAZYME License agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments						200		200
Accrued liabilities			$ 200		$ 200	200	$ 200	200	200
Other Accrued Expenses and Accounts Payable [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Patent costs reimbursements						273		273	273
Other Accrued Expenses [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Patent costs reimbursements						169		169	169
Accounts Payable [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments									790
Subsequent Event [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Payment of development milestones	$ 3,300
Minimum [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount						20		20
Minimum [Member] | Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount								0	$ 20
Minimum [Member] | NCI License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount								25
Maximum [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount						$ 30		30
Maximum [Member] | Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount								$ 498,000